Subsequent Events (Details)							1 Months Ended								9 Months Ended		12 Months Ended
	Nov. 04, 2020 USD ($)	Jun. 12, 2020 shares	May 15, 2020 shares	Mar. 12, 2020 USD ($) shares	Mar. 06, 2020 USD ($) shares	Feb. 07, 2020 USD ($)	Nov. 30, 2020	Oct. 31, 2020 $ / shares shares	May 29, 2020 USD ($)	Apr. 29, 2020 USD ($) shares	Mar. 19, 2020 USD ($)	Feb. 26, 2020 USD ($)	Nov. 15, 2019 shares	Aug. 08, 2002 shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Nov. 13, 2020 USD ($)	Nov. 09, 2020 shares	Aug. 05, 2020	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($) shares	Nov. 07, 2019	Aug. 31, 2016 USD ($)
Subsequent Events (Textual)
Principal amount															$ 500,000										$ 50,000
Stock grants of aggregate shares | shares		5,000	55,000
Interest rate																					5.00%			133.00%	7.90%
Proceeds from common stock															331,842	$ 5,000	$ 5,000
Subsequent event, description																		January 29, 2021. Within three business days of filing the Annual Report for fiscal 2019, the investor is required to purchase, and the Company is required to issue and sell to the investor, an additional convertible promissory note in the principal amount of $285,714 with an original issue discount of $35,714 along with warrants to purchase an additional 158,730 shares of the Company's common stock for proceeds of $250,000. This note will bear interest at 12.5% per annum and mature on January 29, 2021. The investor will not be required to purchase the additional securities if the Company is in default under the outstanding notes or if certain other conditions are not met.
Inventory															$ 5,319,590		$ 4,671,396	$ 4,671,396
Inventory reimburse						$ 56,766
Stock issued | shares														81,839
Aggregate shares of common stock | shares													2,600,000
Common stock shares issued | shares															143,817,614		128,326,243	128,326,243
Warrant [Member]
Subsequent Events (Textual)
Warrants to purchase shares | shares										158,730
Proceeds from common stock										$ 250,000
Subsequent Event [Member]
Subsequent Events (Textual)
Common stock authorized awards to granted | shares																							10,000,000
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Events (Textual)
Common stock shares issued | shares																				300,000
Consulting Agreement [Member]
Subsequent Events (Textual)
Stock issued | shares				165,095
Stock issued value				$ 106,238
Consulting agreement, description				Additional $106,238 that was owed by Lextrum was partially paid in cash of $55,000 on March 6, 2020. The remaining $51,238 is still outstanding.
Consulting Agreement [Member] | Minimum [Member]
Subsequent Events (Textual)
Percentage of compensation				50
Consulting Agreement [Member] | Maximum [Member]
Subsequent Events (Textual)
Percentage of compensation				100
Stock Purchase Agreement [Member]
Subsequent Events (Textual)
Spring creek, description					Acquire 100% of the shares of common stock of Spring Creek Manufacturing, Inc. for a purchase price of $500,000. The acquisition closed on March 6, 2020 with Sovereign Plastics paying the purchase price through the assumption of the obligations of the sellers under an outstanding promissory note in the principal amount of $90,000 and the delivery of short-term promissory notes in the aggregate principal amount of $410,000. Additionally, Sovereign Plastics agreed to pay certain sales commissions on all sales to two specific customers.
Asset Purchase Agreement [Member]
Subsequent Events (Textual)
Fast plastics, description					The acquisition also closed on March 6, 2020 with Sovereign Plastics providing the purchase price of approximately $1,464,000 by the payment of approximately $66,000 in cash, the repayment of outstanding indebtedness of Fast Plastics in the aggregate amount of $250,000 and the assumption of an outstanding term loan of Fast Plastics in the amount of approximately $979,000. Sovereign Plastics also assumed equipment leases.
Maturity date					Sep. 04, 2020
Promissory note [Member]
Subsequent Events (Textual)
Principal amount					$ 500,000
Stock grants of aggregate shares | shares					50,000
Purchase price					$ 450,000
2020 Long-Term Incentive Plan [Member]
Subsequent Events (Textual)
Common stock authorized awards to granted | shares																							10,000,000
Debt Agreements [Member]
Subsequent Events (Textual)
Principal amount									$ 290,000	$ 285,714	$ 2,022,722
Maturity date									Sep. 30, 2020			Dec. 26, 2020
Secured business loan												$ 600,000
Interest rate									12.00%	12.50%	5.00%	81.74%
Principal and interest payments											$ 8,428	$ 19,429
Original issue discount, amount									$ 40,000	$ 35,714
Proceeds from common stock									$ 250,000
Aggregate shares of common stock | shares															90,000
Debt Agreements [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Principal amount	$ 50,000																		$ 100,000
Maturity date	Jan. 01, 2021						Feb. 28, 2021
Loans bear interest rate	15.00%																		15.00%
Share-Based Activity [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Stock warrant of aggregate shares | shares								55,714
Aggregate shares of common stock | shares								50,000
Exercise price | $ / shares								$ 0.24
Share price | $ / shares								$ 0.27
Agreement amount description								In October 2020, the Company entered into an agreement with TM to exchange the aggregate principal, interest and penalties outstanding of $1,414,301 in full for 565,721 common shares of the Company with a fair value of $2.50 per share.
Paycheck Protection Program [Member]
Subsequent Events (Textual)
Principal amount																						$ 455,185	$ 455,185